Offerings - Offering: 1	Mar. 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Maximum Aggregate Offering Price	$ 6,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 828,600
Offering Note

(1)	The maximum aggregate offering price of the securities to which the prospectus relates is $6,000,000,000. The prospectus is a final prospectus for the related offering.